SSGA Funds

Supplement dated May 6, 2016 to the

Statement of Additional Information (“SAI”) dated December 18, 2015

(as supplemented March 24, 2016)

	Class N (formerly, Institutional Class)	Class A	Class C	Class I	Class K	Select Class
SSGA Money Market Funds
SSGA MONEY MARKET FUND	SSMXX	N/A	N/A	N/A	N/A	N/A
SSGA U.S. GOVERNMENT MONEY MARKET FUND	SSGXX	N/A	N/A	N/A	N/A	N/A
SSGA U.S. TREASURY MONEY MARKET FUND	SVTXX	N/A	N/A	N/A	N/A	N/A
SSGA PRIME MONEY MARKET FUND	SVPXX	N/A	N/A	N/A	N/A	N/A
SSGA Fixed Income Fund
SSGA HIGH YIELD BOND FUND	SSHYX	SSHGX	SSHHX	SSHJX	SSHKX	N/A
SSGA Domestic Equity Funds
SSGA DYNAMIC SMALL CAP FUND	SVSCX	SSSDX	SSSHX	SSSJX	SSSKX	N/A
SSGA ENHANCED SMALL CAP FUND	SESPX	SSESX	SSEUX	SSEVX	SSEWX	N/A
SSGA CLARION REAL ESTATE FUND	SSREX	SSRVX	SSRWX	SSRYX	SSRZX	N/A
SSGA S&P 500 INDEX FUND	SVSPX	N/A	N/A	N/A	N/A	N/A
SSGA International Equity Funds
STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND (formerly, SSGA EMERGING MARKETS FUND)	SSEMX	SSELX	SSENX	SSEOX	SSEQX	SEMSX
SSGA INTERNATIONAL STOCK SELECTION FUND	SSAIX	SSILX	SSIOX	SSIPX	SSIQX	N/A

(Each a “Fund”, and collectively the “Funds”)

•	Effective immediately, the introductory paragraph and list of financial intermediaries located on Page 64 of the Funds’ SAI under the title “Payments to Financial Intermediaries” within the sub-section entitled “Distribution Plans and Shareholder Servicing Arrangements”, in the section entitled “Investment Advisory and Other Services” are deleted in their entirety and replaced with the following:

Set forth below is a list of financial intermediaries, including but not limited to, those to which SSGM (and its affiliates) expects, as of April 29, 2016, to pay compensation in the manner described in this “Payments to Financial Intermediaries” section.

• ADP Broker- Dealer Inc.	• Nationwide Financial Services, Inc.
• American Portfolios Financial Services, Inc.	• NFP Securities, Inc.
• American United Life Insurance Company	• Peoples Securities, Inc.
• Apex Clearing Corp.	• Pershing LLC
• Ariel Distributor, Inc.	• Putnam Investor Services, Inc.
• AXA Advisors, LLC	• RBC Capital Markets Corp.
• Chicago Mercantile Exchange Inc.	• Reliance Trust Company
• Calvert Shareholder Services, Inc.	• Royal Alliance Associate, Inc.
• Charles Schwab & Co., Inc.	• RWB Securities Inc.

• ETrade Securities	• Scottrade, Inc.
• EFC Financial Services, LLC	• SEI Private Trust Company
• Edward Jones	• Slavic Investment Corporation
• Fidelity Brokerage Services, LLC	• Southwest Securities, Inc.
• Fidelity Investments Institutional Operations Co.	• State Street Bank and Trust Company- Wealth Manager Services
• First Clearing, LLC	• State Street Global Markets, LLC
• GWFS Equities Inc.	• Stifel, Nicolaus & Company, Inc.
• Hartford Life Insurance Company	• Sungard Institutional Brokerage Inc.
• Hewitt Services LLC	• TD Ameritrade, Inc.
• Interactive Brokers LLC	• The Bank Of New York Mellon
• John Hancock Trust Co.	• The O.N. Equity Sales Company
• JP Morgan Chase Bank, N.A.	• Trust Company of America
• LaSalle Street Securities	• UBS Financial Services, Inc.
• Lincoln Financial Advisors	• US Bank N.A.
• Marshall & Ilsley Trust Company, N.A.	• VALIC Retirement Services Co.
• Merrill Lynch, Pierce, Fenner & Smith Inc.	• Voya Financial Advisors, LLC
• Metlife Securities Inc.	• Voya Life Insurance and Annuity Company
• Mid Atlantic Capital Corp.	• Voya Institutional Plan Services, LLC
• Morgan Stanley Smith Barney LLC	• Wells Fargo Bank, N.A.
• MSCS Financial Services LLC	• William Blair & Co, LLC
• National Financial Services, LLC

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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